UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
April 30, 2019 (Unaudited)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Commercial Paper - 31.0%
Antalis	2.63	7/11/19	115,000,000	[a,b]	114,415,570
Banco Santander (New York)	2.61	5/28/19	50,000,000	[b]	49,904,567
Bank of Nova Scotia , 3 Month LIBOR
+0.04%	2.68	5/21/19	100,000,000	[c]	100,002,742
Bedford Row Funding , 3 Month LIBOR
+0.07%	2.66	7/3/19	190,000,000	[a,c]	190,025,316
Bedford Row Funding , 3 Month LIBOR
+0.11%	2.70	7/17/19	50,000,000	[a,c]	50,026,172
Bedford Row Funding , 3 Month LIBOR
+0.20%	2.89	5/20/19	175,000,000	[a,c]	175,175,605
BNG Bank	2.48	5/2/19	345,000,000	[b]	344,954,153
Collateralized Commercial Paper , 3
Month LIBOR +0.20%	2.81	6/17/19	40,000,000	[c]	40,027,496
Collateralized Commercial Paper Co , 3
Month LIBOR +0.06%	2.64	7/29/19	100,000,000	[c]	100,017,047
Collateralized Commercial Paper II , 3
Month LIBOR +0.16%	2.75	7/1/19	74,000,000	[a,c]	74,019,520
Collateralized Commercial Paper II , 1
Month LIBOR +0.33%	2.81	5/20/19	100,000,000	[a,c]	100,021,220
Collateralized Commercial Paper II Co , 3
Month LIBOR +0.07%	2.76	5/20/19	40,000,000	[a,c]	40,004,596
Credit Suisse AG/NY	2.70	9/3/19	150,000,000	[b]	148,656,525
DBS Bank	2.61	10/3/19	200,000,000	[b]	197,751,000
DBS Bank	2.61	10/4/19	100,000,000	[b]	98,868,292
HSBC Bank , 1 Month LIBOR +0.13%	2.61	5/28/19	175,000,000	[a,c]	175,026,421
JP Morgan Securities	2.63	5/24/19	90,000,000	[b]	89,851,560
JP Morgan Securities , 3 Month LIBOR
+0.15%	2.74	7/1/19	75,000,000	[a,c]	75,021,038
Lloyds Bank , 3 Month LIBOR +0.12%	2.71	7/9/19	190,000,000	[c]	190,043,063
Matchpoint Finance	2.65	10/24/19	100,000,000	[b]	98,685,283
Mitsubishi Ufj Trust And Banking Corp.	2.60	5/22/19	100,000,000	[b]	99,849,972
Nationwide Building Society	2.78	7/1/19	31,765,000	[b]	31,622,544
Nationwide Building Society	2.79	7/2/19	47,625,000	[b]	47,407,640
Old Line Funding , 3 Month LIBOR
+0.20%	2.89	5/20/19	75,000,000	[a,c]	75,075,259
Sumitomo Mitsui Trust Bank	2.60	5/29/19	149,755,000	[b]	149,459,562
Sumitomo Mitsui Trust Bank	2.61	6/6/19	60,000,000	[b]	59,848,177
Toronto-Dominion Bank , 3 Month LIBOR
+0.10%	2.70	6/11/19	250,000,000	[a,c]	250,110,557
Toronto-Dominion Bank , 3 Month LIBOR
+0.22%	2.95	5/7/19	175,000,000	[a,c]	175,190,270

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Commercial Paper - 31.0% (continued)
Toyota Motor Credit	2.64	5/30/19	172,000,000	[b]	171,655,283
Total Commercial Paper
(cost $3,512,020,673)					3,512,716,450
Negotiable Bank Certificates of Deposit - 34.9%
Bank of Montreal , 3 Month LIBOR
+0.06%	2.81	5/3/19	150,000,000	[c]	150,050,551
Bank of Nova Scotia , 3 Month LIBOR
+0.03%	2.77	5/7/19	100,000,000	[c]	100,011,202
Bank of Nova Scotia , 1 Month LIBOR
+0.31%	2.79	5/13/19	200,000,000	[c]	200,000,000
BNP Paribas	2.69	8/5/19	150,000,000		150,059,142
BNP Paribas Fortis/NY , 1 Month LIBOR
+0.30%	2.77	5/8/19	50,000,000	[c]	50,000,500
Canadian Imperial Bank of Commerce , 1
Month LIBOR +0.18%	2.66	5/14/19	141,000,000	[c]	141,019,702
Canadian Imperial Bank of Commerce/NY
, 3 Month LIBOR +0.17%	2.78	6/18/19	54,000,000	[c]	54,037,138
Credit Suisse AG/NY, SOFR+0.24%	2.72	5/1/19	200,000,000	[c]	200,049,992
Credit Suisse New York	2.62	10/10/19	125,000,000		125,012,432
Lloyds Bank Corporate Markets Plc/NY	2.60	5/21/19	50,000,000		50,004,253
Lloyds Bank Corporate Markets Plc/NY	2.60	5/20/19	150,000,000		150,012,136
Mitsubishi UFJ Trust and Banking	2.62	5/28/19	75,000,000		75,007,148
Mizuho Bank	2.58	7/3/19	40,000,000		40,005,012
Mizuho Bank	2.64	6/6/19	200,000,000		200,029,710
Mizuho Bank/NY	2.58	6/3/19	193,000,000		193,016,148
Mizuho Bank/NY	2.70	5/23/19	150,000,000		150,019,998
Mizuho Bank/NY	2.72	5/2/19	20,000,000		20,000,261
Mizuho Bank/NY , 1 Month LIBOR
+0.30%	2.79	5/3/19	100,000,000	[c]	100,000,582
MUFG Bank/NY , 1 Month LIBOR +0.33%	2.80	5/8/19	150,000,000	[c]	150,112,234
Nordea Bank	2.57	7/3/19	218,000,000		218,025,467
Nordea Bank	2.57	7/2/19	50,000,000		50,005,838
Skandinaviska Enskilda Banken AB/NY , 1
Month LIBOR +0.11%	2.59	5/28/19	233,000,000	[c]	233,000,000
Skandinaviska Enskilda Banken AB/NY , 1
Month LIBOR +0.11%	2.59	5/28/19	100,000,000	[c]	100,000,000
Sumitomo Mitsui Banking	2.59	6/21/19	25,000,000		25,003,558
Sumitomo Mitsui Banking (Yankee)	2.80	5/9/19	50,000,000		50,004,741
Sumitomo Mitsui Banking Corp/NY , 1
Month LIBOR +0.17%	2.65	5/7/19	200,000,000	[c]	200,033,302
Sumitomo Mitsui Banking/NY , 1 Month
LIBOR +0.30%	2.79	5/22/19	246,000,000	[c]	246,029,407
Sumitomo Mitsui Trust NV	2.56	7/17/19	100,000,000		100,006,945
Svenska Handelsbanken/NY , 3 Month
LIBOR +0.06%	2.72	5/22/19	100,000,000	[c]	100,005,674

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 34.9% (continued)
Wells Fargo Bank , 3 Month LIBOR
+0.06%	2.72	5/22/19	125,000,000	[c]	125,016,552
Wells Fargo Bank , 3 Month LIBOR
+0.18%	2.83	5/24/19	40,000,000	[c]	40,015,572
Wells Fargo Bank , 3 Month LIBOR
+0.37%	2.85	5/30/19	50,000,000	[c]	50,084,499
Wells Fargo Bank , 3 Month LIBOR
+0.21%	2.85	5/20/19	125,000,000	[c]	125,152,685
Total Negotiable Bank Certificates of Deposit
(cost $3,960,062,233)					3,960,832,381
Time Deposits - 11.8%
Credit Industriel Et Commercial
(Cayman)	2.37	5/1/19	565,000,000		565,000,000
Natixis New York (Cayman)	2.40	5/1/19	550,000,000		550,000,000
Skandinaviska Enskilda Banken AB/NY	2.37	5/1/19	230,000,000		230,000,000
Total Time Deposits
(cost $1,345,000,000)					1,345,000,000
Repurchase Agreements - 22.3%
ABN Amro Bank,Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $80,005,556
(fully collateralized by $25,340,526
Agency Collateralized Mortgage
Obligations, Interest Only, due
5/16/47-10/20/47, value $24,102,475,
$62,096,930 Agency Mortgage-Backed
Securities, Interest Only, due 12/1/40-
9/1/48, value $16,128,085 and
$41,522,897 Corporate Debt Securities,
2.21%-7.88%, due 12/1/20-12/1/45,
value $43,964,599)	2.50	5/1/19	80,000,000		80,000,000
BNP Paribas SA,Tri-Party Agreement thru
BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $95,006,729
(fully collateralized by $18,185,706
Asset-Backed Securities, Interest Only,
due 6/15/39-10/30/48, value
$18,164,932, $4,603,986 Agency
Collateralized Mortgage Obligation,
Interest Only, due 12/25/41, value
$91,157, $3,365,447 Corporate Debt
Securities, 3.65%-5.75%, due 7/27/21-
3/7/49, value $3,463,766 and
$556,701,663 Private Label
Collateralized Mortgage Obligations,
Interest Only, due 6/25/34-9/25/57,
value $76,129,251)	2.55	5/1/19	95,000,000		95,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)	Value ($)
Repurchase Agreements - 22.3% (continued)
BNP Paribas SA,Tri-Party Agreement thru
BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $50,003,639
(fully collateralized by $37,315,396
Asset-Backed Securities, Interest Only,
due 6/17/24-4/30/47, value
$22,291,372, $27,721,175 Corporate
Debt Securities, 3.38%-11.25%, due
4/15/21-1/1/49, value $27,231,186
and $6,412,239 Private Label
Collateralized Mortgage Obligations,
Interest Only, due 1/25/37-4/25/57,
value $2,293,114)	2.62	5/1/19	50,000,000	50,000,000
Citigroup Global Markets Inc,Tri-Party
Agreement thru BNY Mellon, dated
4/30/19, due 5/1/19 in the amount of
$390,031,092 (fully collateralized by
$4,954,240,441 Agency Collateralized
Mortgage Obligations, Interest Only,
due 4/18/28-12/25/57, value
$410,093,989, $223,330,253 Agency
Debentures and Agency Strips, Interest
Only, due 3/1/39-7/25/48, value
$9,589,892 and $602,900 U.S.
Treasuries, 2.63%-3.13%, due
6/15/21-11/15/28, value $629,118)	2.87	5/1/19	390,000,000	390,000,000
Credit Agricole CIB,Tri-Party Agreement
thru BNY Mellon, dated 4/30/19, due
5/1/19 in the amount of $637,048,129
(fully collateralized by $638,657,183
U. S. Treasuries (including strips), 0%-
5.38%, due 6/11/19-8/15/47, value
$649,740,002)	2.72	5/1/19	637,000,000	637,000,000
Fixed Income Clearing Corp.,Tri-Party
Agreement thru State Street, dated
4/30/19, due 5/1/19 in the amount of
$575,044,083 (fully collateralized by
$587,750,000 U.S. Treasuries, 2%, due
10/31/22-11/30/22, value
$586,502,474)	2.76	5/1/19	575,000,000	575,000,000
HSBC Securities USA Inc,Tri-Party
Agreement thru JPMorgan Chase Bank,
dated 4/30/19, due 5/1/19 in the
amount of $50,003,500 (fully
collateralized by $48,027,493
Corporate Debt Securities, 2.85%-
8.38%, due 1/11/22-3/15/49, value
$52,500,001)	2.52	5/1/19	50,000,000	50,000,000

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)	Value ($)
Repurchase Agreements - 22.3% (continued)
Merrill Lynch Pierce Fenner & Smith
Inc,Tri-Party Agreement thru BNY
Mellon, dated 4/30/19, due 5/1/19 in
the amount of $500,035,000 (fully
collateralized by Equities, value
$500,000,338)	2.52	5/1/19	500,000,000	500,000,000
Wells Fargo Securities LLC,Tri-Party
Agreement thru BNY Mellon, dated
4/30/19, due 5/1/19 in the amount of
$150,010,500 (fully collateralized by
Equities, value $153,000,001)	2.52	5/1/19	150,000,000	150,000,000
Total Repurchase Agreements
(cost $2,527,000,000)				2,527,000,000
Total Investments (cost $11,344,082,906)			100.0%	11,345,548,831
Liabilities, Less Cash and Receivables			.0%	(1,090,332)
Net Assets			100.0%	11,344,458,499

LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities amounted to $1,494,111,544 or 13.17% of net assets.

[b]	Security is a discount security. Income is recognized through the accretion of discount.
[c]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Commercial Paper†	-	1,702,930,128	-	1,702,930,128
Negotiable Bank Certificates of
Deposit†	-	1,596,212,789	-	1,596,212,789
Repurchase Agreements†	-	2,527,000,000	-	2,527,000,000
Time Deposits†	-	1,345,000,000	-	1,345,000,000
Variable Rate Demand Notes†	-	4,174,405,914	-	4,174,405,914

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

At April 30, 2019, accumulated net unrealized appreciation on investments was $1,465,925, consisting of $1,647,342 gross unrealized appreciation and $181,417 gross unrealized depreciation.

NOTES

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)